Advances to suppliers net - Movement of allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Advances to suppliers, net
Balance at beginning of year	$ 102,884	$ 44,526
Addition to allowance for doubtful accounts	90,278	94,065
Recovery in allowance for doubtful accounts	(50,013)	(37,900)
Translation adjustments	5,468	2,193
Balance at end of year	$ 148,617	$ 102,884